Prepayments, Deposits and Other Assets, Net	12 Months Ended
Jun. 30, 2024
Prepayments, Deposits and Other Assets, Net [Abstract]
PREPAYMENTS, DEPOSITS AND OTHER ASSETS, NET

NOTE 5 – PREPAYMENTS, DEPOSITS AND OTHER ASSETS, NET

Prepayments, deposits and other assets, net consisted of the following:

	As of June 30,
	2024	2023
Prepaid expenses*	901,567	510,462
Contract assets	690,554	691,025
Advances and deposits to suppliers*	968,151	155,179
Deferred contract costs	726,691	114,400
Note receivables	1,376,357	280,223
Advances to employees	408,480	100,090
Prepaid VAT	59,647	74,329
Less: allowance for credit losses	(39,266)	(7,316)
Total	5,092,181	1,918,392
Less: non-current portion	(594,603)	(252,656)
Prepayments, deposits and other assets – current portion	4,497,578	1,665,736

*	Prepaid expenses, advances and deposits to suppliers primarily consists of advances and deposits to suppliers for purchasing goods or services that have not been received or provided.

The movement of the allowance for credit losses is as follows:

	For the year ended
	2024	2023
Balance at beginning of the year	7,316	-
Adoption of ASU 2016-13	-	13,292
Provision for other receivable and contract assets	31,900	-
Recovery of other receivable and contract assets	-	(5,976)
Foreign currency translation adjustment	50	-
Balance at end of the year	39,266	7,316